Note 7 - Equity in Earnings (Losses) of Non-consolidated Companies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about equity method investments [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2017	2016	2015

From non-consolidated companies	116,140	71,533	(10,674)
Impairment loss on non-consolidated companies (see Note 12)	-	-	(28,884)
	116,140	71,533	(39,558)